Loans Payable	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
LOANS PAYABLE
13.	LOANS PAYABLE

Short-term Loans

Short-term loans as of December 31, 2017 and 2018 amounted to RMB299,374 and RMB3,046,449 (US$443,088), respectively, which consisted of secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. The repayment of all short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB574,557 (US$83,566) or collateralized by restricted cash balances totaling US$315,600 (equivalent to RMB2,169,908). The weighted average interest rate for the outstanding borrowings as of December 31, 2017 and 2018 was 4.42% and 4.47%, respectively. As of December 31, 2017 and 2018, the aggregate amounts of unused lines of credit for short-term loans were RMB190,000 and RMB781,042 (US$113,598), respectively.

Long-term Loans

In 2017, the Group entered into a three-year loan agreement with Bank of China, pursuant to which the Group is entitled to borrow a secured RMB denominated loan of RMB299,000 for its general working capital purposes. In 2017, the Group drew down RMB299,000 with an interest rate of 4.47%, pursuant to the agreement, the principal shall be repaid by installments from 2017 to 2020. The repayment of the loan is guaranteed by a subsidiary of the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB574,557 (US$83,566). RMB5,000 and RMB10,000 (US$1,454) were repaid when it became due in 2017 and 2018, respectively. The amount repayable within the next twelve months are classified as “Long-term loan, current portion”.

Borrowings from third-party investors

In December 2018, certain supplier invoices selected by the Group totaling RMB525,279 (US$76,399) were factored to a financial institution (“the factored receivables”) at a discount. These supplier invoices were recorded as accounts payables in the Group’s consolidated balance sheets. The factored receivables were further transferred to a securitization vehicle, whereby debt securities securitized by the factored receivables, maturing in December 2019 and December 2020, were issued to third party investors with a stated interest of 5.0%-5.5% and raised total gross proceeds of RMB446,000 (US$64,868). The proceeds raised from issuance of the asset-backed debt securities were used by the financial institution to factor the supplier invoices. At the same time, the credit terms of the Group’s corresponding trade payables were extended to mirror the maturity of the asset-backed debt securities.

The Group consolidates the securitization vehicle as it is a VIE for which the Group considers itself the primary beneficiary given the Group has the power to govern the activities that most significantly impact its economic performance and is obligated to absorb losses that could potentially be significant to the VIE.

As a result of the series of transactions described above, the payment terms of the Group’s original trade payables were substantially modified and considered extinguished as the nature of the original liability has changed from that of a trade payable to loan borrowings from third-party investors. The proceeds from borrowings from third-party investors is a financing activity and reported as “Proceeds from long-term loan and borrowings from third party investors, net of issuance costs” on the consolidated statements of cash flows.

As of December 31, 2018, the outstanding borrowings from third-party investors was RMB443,889 (US$64,561) and the effective interest rate was 7.00%. RMB73,720 (US$10,722) of the loan is repayable within one year and is included in “Long-term loans, current portion” and the remaining balance of RMB370,169 (US$53,839) of the loan is included in non-current “Long-term loans” on the consolidated balance sheets.

As of December 31, 2018, aggregate loan principal payments on long-term loans and borrowings from third party investors are due according to the following schedule:

	As of December 31, 2018
	RMB	US$
within 1 year	83,720	12,177
between 1-2 year	644,169	93,690
	727,889	105,867